OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INCOME
Schedule of other income
	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Incentive from ADS depository bank	$767	$767	$64